                      SEMIANNUAL REPORT / JANUARY 31, 2002

                              AIM MONEY MARKET FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           We are pleased to send you this report on AIM Money Market
ROBERT H.           Fund for the six-month period ended January 31, 2002.
GRAHAM]             Economic weakness, falling interest rates and the terrorist attacks of September 11 all affected the fund during the reporting period.

                    THE ECONOMY AND THE FED

                    A deteriorating economy prompted the U.S. Federal Reserve Board (the Fed) to lower short-term interest rates dramatically throughout 2001. The Fed funds rate--the rate banks charge one another for overnight loans--began the reporting period at 3.75% and ended it at just 1.75% (the lowest rate since 1961). During 2001:

   o Gross domestic product (GDP), the broadest measure of economic activity, contracted at an annualized rate of 1.3% during the third quarter. In November, the National Bureau of Economic Research declared that the economy had slipped into a manufacturing-led recession in March.

   o Unemployment rose, hitting 5.8% in December. Employers announced nearly 2 million layoffs during the year.

   o Weakness in the economy and in corporate earnings caused stocks to tumble, with all major market indexes down for a second consecutive year.

INVESTORS SEEK SAFETY

Lower interest rates hurt many fixed-income investors, who saw yields on their investments decline. Yields on money market funds, passbook accounts and other short-term instruments were much more affected by these interest rate cuts than were yields on longer-term instruments.

   While disappointed with declining yields, risk-averse investors poured money into money market funds throughout 2001--particularly following the September terrorist attacks. The Investment Company Institute reports that net inflows to retail and institutional money market funds totaled $375 billion in 2001. Stock funds, in contrast, took in just $32.3 billion.

   AIM Money Market Fund enjoyed significant inflows during 2001 and during the six-month reporting period covered by this report. At the close of the reporting period:

   o The fund's seven-day yield stood at 1.16% for Cash Reserve Shares, 0.42% for Class B shares and 0.40% for Class C shares.

   o Total net assets were $1.60 billion--up from $1.20 billion one year ago and $1.46 billion at the start of the six-month reporting period.

   o  The fund's weighted average maturity stood at 43 days.

   AIM Money Market Fund is managed for safety of principal, liquidity of assets and high current yield. It pursues these goals by investing in high-quality money market instruments including commercial paper, repurchase agreements and U.S. Treasury and U.S. government agency securities. Please remember that an investment in the fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

SIGNS OF RECOVERY

As the reporting period ended, there were some signs of economic recovery. GDP grew at a surprisingly robust annualized rate of 1.4% in the fourth quarter of 2001. Also:

   o  Unemployment fell to 5.6% in January 2002 from 5.8% in December 2001.

   o A key measure of manufacturing activity rose for the third consecutive month in January, suggesting manufacturing may be recovering from its 18-month slump.

   o Excluding volatile auto sales figures, retail sales rose 1.2% in January. They rose 0.7% in December.

   These factors--plus continued strength in housing, low energy prices and an absence of inflation--reinforced the consensus view among economists that a recovery will take hold at some point in 2002 and that the Fed's easing cycle may be at, or near, an end.

   As always, please feel free to contact our Client Services department at 800-959-4246 if you have any questions or comments about this report or your fund. Automated information about your AIM account is available 24 hours a day on the AIM Investor Line at 800-246-5463. You also can visit our Web site at www.aimfunds.com for account or fund information.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman




                                  [COVER IMAGE]

                     -------------------------------------

                                   COVER ART:
                                  WATER LILIES
                                BY CLAUDE MONET

                     -------------------------------------

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

                                                            PAR
                                               MATURITY    (000)         VALUE
COMMERCIAL PAPER-22.69%(a)


ASSET-BACKED SECURITIES-
  COMMERCIAL LOANS/LEASES-5.37%

Atlantis One Funding Corp.
  2.47%                                        03/08/02   $ 20,953   $   20,902,684
-----------------------------------------------------------------------------------
  2.70%                                        03/11/02     25,000       24,928,750
-----------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  2.27%                                        04/15/02      8,659        8,619,142
-----------------------------------------------------------------------------------
  1.84%                                        05/13/02      6,775        6,740,026
-----------------------------------------------------------------------------------
  1.80%                                        06/14/02      2,045        2,031,401
-----------------------------------------------------------------------------------
  1.80%                                        06/17/02      4,714        4,681,945
-----------------------------------------------------------------------------------
  2.52%                                        06/21/02     11,007       10,899,131
-----------------------------------------------------------------------------------
  2.02%                                        08/20/02      3,001        2,967,322
-----------------------------------------------------------------------------------
  2.02%                                        08/23/02      4,286        4,237,180
===================================================================================
                                                                         86,007,581
===================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-2.47%

Enterprise Funding Corp.
  2.62%                                        03/18/02     14,602       14,554,178
-----------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
  3.37%                                        02/15/02     25,013       24,980,219
===================================================================================
                                                                         39,534,397
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-3.96%

Falcon Asset Securitization Corp.
  1.91%                                        04/04/02     29,455       29,358,109
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
  1.80%                                        05/06/02     10,160       10,112,248
-----------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.35%                                        03/04/02     24,000       23,930,767
===================================================================================
                                                                         63,401,124
===================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.87%

Bills Securitisation Ltd. (Germany)
  3.22%                                        02/11/02     46,000       45,958,856
===================================================================================

BANKS-1.56%

Stadshypotek Delaware, Inc.
  2.92%                                        02/11/02     25,000       24,979,722
===================================================================================

DIVERSIFIED FINANCIAL SERVICES-1.87%

CIT Group Inc. (The)
  1.81%                                        04/24/02     30,000       29,876,317
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

INDUSTRIAL CONGLOMERATES-4.59%

General Electric Capital Corp.
  2.42%                                        06/28/02   $ 27,000   $   26,733,195
-----------------------------------------------------------------------------------
  1.65%                                        07/15/02     47,000       46,646,717
===================================================================================
                                                                         73,379,912
===================================================================================
    Total Commercial Paper (Cost
      $363,137,909)                                                     363,137,909
===================================================================================

SHORT-TERM OBLIGATIONS-13.03%

BANKS-0.67%

Citigroup Inc.-Series A, Sr. Medium Term
  Notes,
  7.45%                                        06/06/02     10,500       10,691,882
===================================================================================

CONSUMER FINANCE-1.88%

Household Finance Corp., Medium Term Floating
  Rate Notes,
  2.21%(b)                                     03/06/02     30,000       30,014,422
===================================================================================

DIVERSIFIED FINANCIAL SERVICES-3.62%

Credit Suisse First Boston (Switzerland),
  Gtd. Floating Rate Medium Term Notes,
  1.98%(b)(c)                                  05/06/02     25,000       25,000,000
-----------------------------------------------------------------------------------
  1.98%(b)(c)                                  08/20/02     33,000       33,000,000
===================================================================================
                                                                         58,000,000
===================================================================================

U.S. GOVERNMENT AGENCIES-6.86%

Federal Home Loan Bank, Floating Rate Notes,
  Unsec. Bonds,
  1.75%(b)                                     08/13/02     25,000       24,995,559
-----------------------------------------------------------------------------------
Overseas Private Investment, Gtd. Floating
  Rate Participation Ctfs.,
  1.85%(d)                                     07/15/03     20,000       20,000,000
-----------------------------------------------------------------------------------
  1.85%(d)                                     12/15/14     10,900       10,900,000
-----------------------------------------------------------------------------------
  1.85%(d)                                     05/15/15     53,900       53,900,000
===================================================================================
                                                                        109,795,559
===================================================================================
    Total Short-Term Obligations (Cost
      $208,501,863)                                                     208,501,863
===================================================================================

VARIABLE RATE DEMAND NOTES-11.28%

BANKS-LETTER OF CREDIT-8.97%

Atlantic American Corp., Weekly Series Bonds
  (LOC-Wachovia Bank, N.A.),
  1.85%(d)                                     06/01/09     12,500       12,500,000
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
BANKS-LETTER OF CREDIT-(CONTINUED)

Capital One Funding Corp., Floating Rate
  Notes, Weekly Series (LOC-Banc One Capital
  Markets),
  1.95%(d)                                     05/01/26   $  8,700   $    8,700,000
-----------------------------------------------------------------------------------
Capital One Funding Corp.- Series 97-E,
  Floating Rate Notes, Weekly Series
  (LOC-Bank One, Texas, N.A.),
  1.95%(d)                                     08/01/12     10,063       10,063,000
-----------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority; Weekly Series E RB
  (LOC-KBC Bank N.V.),
  2.00%(d)                                     03/01/30      9,750        9,750,000
-----------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes, Monthly Series Notes
  (LOC-First of America Bank N.A.),
  2.02%(d)                                     04/01/28      9,580        9,580,000
-----------------------------------------------------------------------------------
Health Midwest Ventures- Series 94-A,
  Floating Rate Notes, Monthly Series
  (LOC-Bank of America N.A.),
  2.60%(d)                                     08/01/19     16,860       16,860,000
-----------------------------------------------------------------------------------
KBL Capital Fund Inc.-Series A, Loan Program
  Notes, Weekly Series (LOC-National City
  Bank),
  2.02%(d)                                     05/01/27     17,185       17,185,000
-----------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Dolphins Stadium); Weekly Series
  IDR (LOC-Societe Generale),
  2.00%(d)                                     07/01/22        100          100,000
-----------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Telepak
  Inc. Project); Weekly Series IDR (LOC-First
  Union National Bank),
  1.84%(d)                                     09/01/15     20,000       20,000,000
-----------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Viking
  Range Corp. Project); Weekly Series IDR
  (LOC-Bank of America N.A.),
  1.92%(d)                                     06/01/15     16,365       16,365,000
-----------------------------------------------------------------------------------
Missouri (State of) Development Finance Board
  (Historic Restoration Inc.); Weekly Series
  A RAN (LOC-Firstar Bank),
  2.00%(d)                                     12/01/05     15,000       15,000,000
-----------------------------------------------------------------------------------
Port Blakely Communities; Weekly Series C RB
  (LOC-Bank of America N.A.),
  1.80%(d)                                     02/15/21      7,500        7,500,000
===================================================================================
                                                                        143,603,000
===================================================================================

NON-BANK GUARANTEED-0.63%

Mississippi Business Finance Corp. (GE
  Plastics Project); Monthly Series IDR,
  1.85%(d)                                     02/01/23     10,000       10,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

INSURED-1.68%

Illinois (State of) Health Facilities
  Authority (Loyola University Health
  Systems); Weekly Series C RB,
  1.90%(d)(e)                                  07/01/24   $ 10,720   $   10,720,000
-----------------------------------------------------------------------------------
SSM Health Care (SSMC Obligated Group);
  Montana Health Facilities, Weekly Series
  95-E RB,
  1.90%(d)(e)                                  06/01/25     16,200       16,200,000
===================================================================================
                                                                         26,920,000
===================================================================================
    Total Variable Rate Demand Notes (Cost
      $180,523,000)                                                     180,523,000
===================================================================================

CERTIFICATES OF DEPOSIT-15.06%

BANKS-15.06%

Abbey National PLC (United Kingdom)
  3.50%                                        02/20/02     35,000       35,000,000
-----------------------------------------------------------------------------------
Banque Nationale de Paris (France)
  1.71%                                        07/31/02     25,000       25,000,000
-----------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  3.66%                                        05/07/02     25,000       25,000,321
-----------------------------------------------------------------------------------
First Union National Bank
  2.03%(b)                                     02/06/02     41,000       41,000,000
-----------------------------------------------------------------------------------
Royal Bank of Scotland PLC (United Kingdom)
  1.82%                                        10/16/02     25,000       24,983,251
-----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.08%                                        02/04/02     50,000       50,000,000
-----------------------------------------------------------------------------------
  3.80%                                        05/13/02     15,000       14,989,347
-----------------------------------------------------------------------------------
UBS A.G. (Switzerland)
  2.10%                                        08/28/02     25,000       25,000,000
===================================================================================
    Total Certificates Of Deposit (Cost
      $240,972,919)                                                     240,972,919
===================================================================================

BANK NOTES-5.00%

La Salle Bank N.A.
  2.01%                                        05/07/02     60,000       60,000,000
-----------------------------------------------------------------------------------
  2.40%                                        12/10/02     20,000       20,000,000
===================================================================================
    Total Bank Notes (Cost $80,000,000)                                  80,000,000
===================================================================================

PROMISSORY NOTES-5.06%

DIVERSIFIED FINANCIAL SERVICES-5.06%

Goldman Sachs Group, Inc. (The)
  2.01%                                        03/21/02     56,000       56,000,000
-----------------------------------------------------------------------------------
  2.14%                                        08/29/02     25,000       25,000,000
===================================================================================
    Total Promissory Notes (Cost $81,000,000)                            81,000,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

MASTER NOTE AGREEMENTS-10.00%(f)

DIVERSIFIED FINANCIAL SERVICES-10.00%

Merrill Lynch Mortgage Capital, Inc.
  2.04%(g)                                     08/19/02   $ 70,000   $   70,000,000
-----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.95%(h)                                     03/25/02     90,000       90,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $160,000,000)                                                     160,000,000
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,314,135,691)                               1,314,135,691
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE

REPURCHASE AGREEMENTS-19.06%(I)

Goldman Sachs Group, Inc. (The)
  1.93%(j)                                     02/01/02   $155,122   $  155,121,584
-----------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.93%(k)                                     02/01/02     50,000       50,000,000
-----------------------------------------------------------------------------------
UBS Warburg (Switzerland)
  2.18%(l)                                     04/02/02    100,000      100,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $305,121,584)                                                     305,121,584
===================================================================================
TOTAL INVESTMENTS-101.18%                                             1,619,257,275(m)
===================================================================================
OTHER ASSETS LESS LIABILITIES-(1.18%)                                   (18,905,379)
===================================================================================
NET ASSETS-100.00%                                                   $1,600,351,896
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

Ctfs    - Certificates
Gtd.    - Guaranteed
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Interest rates are redetermined periodically. Rate shown is the rate in effect on 01/31/02.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 01/31/02.
(e) Secured by bond insurance provided by MBIA Insurance Co.
(f) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/02.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 01/31/02.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 01/31/02 with a maturing value of $4,000,214,444. Collateralized by $4,054,028,128 par value of U.S.
    Government obligations, 0% to 12.50%, due 03/07/02 to 01/15/32, with an aggregate market value at 01/31/02 of $4,080,000,580.
(k) Joint repurchase agreement entered into 01/31/02 with a maturing value of $250,013,403. Collateralized by $254,720,567 par value of U.S. Government obligations, 0% to 6.50%, due 03/19/02 to 12/19/16, with an aggregate market value at 01/31/02 of $255,000,576.
(l) Term repurchase agreement entered into 01/31/02; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $506,107,230 U.S. Treasury Obligations, 5.50% to 7.00% due 12/01/13 to 01/01/32 with an aggregate market value at 01/31/02 of $510,003,964.
(m) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

ASSETS:

Investments, excluding repurchase
  agreements, at value (amortized cost)      $1,314,135,691
-----------------------------------------------------------
Repurchase Agreements (amortized cost)          305,121,584
-----------------------------------------------------------
Receivables for:
  Fund shares sold                               20,095,828
-----------------------------------------------------------
  Interest                                        4,315,571
-----------------------------------------------------------
  Investments sold                                  207,000
-----------------------------------------------------------
Investment for deferred compensation plan           103,588
-----------------------------------------------------------
Other assets                                        158,124
===========================================================
    Total assets                              1,644,137,386
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                         42,028,955
-----------------------------------------------------------
  Dividends                                         118,064
-----------------------------------------------------------
  Deferred compensation plan                        103,588
-----------------------------------------------------------
Accrued distribution fees                           763,552
-----------------------------------------------------------
Accrued transfer agent fees                         652,731
-----------------------------------------------------------
Accrued trustees' fees                                1,168
-----------------------------------------------------------
Accrued operating expenses                          117,432
===========================================================
    Total liabilities                            43,785,490
===========================================================
Net assets applicable to shares
  outstanding                                $1,600,351,896
___________________________________________________________
===========================================================

NET ASSETS:

AIM Cash Reserve Shares                      $  998,725,586
___________________________________________________________
===========================================================
Class B                                      $  509,468,653
___________________________________________________________
===========================================================
Class C                                      $   92,157,657
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

AIM Cash Reserve Shares                         998,711,205
___________________________________________________________
===========================================================
Class B                                         509,463,718
___________________________________________________________
===========================================================
Class C                                          92,132,202
___________________________________________________________
===========================================================
AIM Cash Reserve Shares:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                    $         1.00
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $24,771,689
===========================================================

EXPENSES:

Advisory fees                                     4,622,213
-----------------------------------------------------------
Administrative services fees                        122,691
-----------------------------------------------------------
Custodian fees                                       40,754
-----------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares      1,374,828
-----------------------------------------------------------
Distribution fees -- Class B                      2,737,457
-----------------------------------------------------------
Distribution fees -- Class C                        519,271
-----------------------------------------------------------
Transfer agent fees -- AIM Cash Reserve
  Shares                                          1,070,561
-----------------------------------------------------------
Transfer agent fees -- Class B                      532,906
-----------------------------------------------------------
Transfer agent fees -- Class C                      101,088
-----------------------------------------------------------
Trustees' fees                                        7,079
-----------------------------------------------------------
Other                                               274,743
===========================================================
    Total expenses                               11,403,591
===========================================================
Less: Expenses paid indirectly                       (9,435)
-----------------------------------------------------------
    Net expenses                                 11,394,156
===========================================================
Net investment income                            13,377,533
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002 AND THE YEAR ENDED JULY 31, 2001 (UNAUDITED)

                                                               JANUARY 31,         JULY 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $   13,377,533    $   58,593,065
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                            --            26,400
==============================================================================================
    Net increase in net assets resulting from operations          13,377,533        58,619,465
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (9,955,171)      (42,494,569)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,865,543)      (13,662,655)
----------------------------------------------------------------------------------------------
  Class C                                                           (556,819)       (2,435,841)
----------------------------------------------------------------------------------------------
Share transactions-net:
  AIM Cash Reserve Shares                                         61,207,784        25,475,028
----------------------------------------------------------------------------------------------
  Class B                                                         70,032,769       150,107,943
----------------------------------------------------------------------------------------------
  Class C                                                          5,250,317        41,425,293
==============================================================================================
    Net increase in net assets                                   136,490,870       217,034,664
==============================================================================================
NET ASSETS:
  Beginning of period                                          1,463,861,026     1,246,826,362
==============================================================================================
  End of period                                               $1,600,351,896    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================
NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $1,600,288,305    $1,463,797,435
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities          63,591            63,591
==============================================================================================
                                                              $1,600,351,896    $1,463,861,026
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: AIM Cash Reserve Shares, Class B shares and Class C shares. AIM Cash Reserve Shares are sold at net asset value. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2002, AIM was paid $122,691 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2002, AFS was paid $846,498 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the AIM Cash Reserve Shares, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2002, the AIM Cash Reserve Shares, Class B and Class C shares paid AIM Distributors $1,374,828, $2,737,457 and $519,271, respectively, as compensation under the Plans.

  During the six months ended January 31, 2002, AIM Distributors received $1,594,453 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended January 31, 2002, the Fund paid legal fees of $4,594 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended January 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $9,435 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $9,435.

NOTE 4--TRUSTEES' FEES

  Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

MONEY MARKET FUND


NOTE 6--SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2002 and the year ended July 31, 2001 were as follows:

                                                                   SIX MONTHS ENDED                        YEAR ENDED
                                                                   JANUARY 31, 2002                       JULY 31, 2001
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
                                                           --------------    ---------------    --------------    ---------------
Sold:
  Cash Reserve Shares                                       2,927,981,416    $ 2,927,981,416     5,502,283,046    $ 5,502,283,046
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     417,176,615        417,176,615       805,015,989        805,015,989
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     232,099,030        232,099,030       362,537,320        362,537,320
=================================================================================================================================
Issued as reinvestment of dividends:
  Cash Reserve Shares                                           8,694,849          8,694,849        37,043,906         37,043,906
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,536,617          2,536,617        11,949,832         11,949,832
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         463,923            463,923         2,121,575          2,121,575
=================================================================================================================================
Reacquired:
  Cash Reserve Shares                                      (2,875,468,481)    (2,875,468,481)   (5,513,851,924)    (5,513,851,924)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (349,680,463)      (349,680,463)     (666,857,878)      (666,857,878)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (227,312,636)      (227,312,636)     (323,233,602)      (323,233,602)
=================================================================================================================================
                                                              136,490,870    $   136,490,870       217,008,264    $   217,008,264
_________________________________________________________________________________________________________________________________
=================================================================================================================================


NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CASH RESERVE
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS       YEAR      SEVEN MONTHS
                                                  ENDED         ENDED        ENDED              YEAR ENDED DECEMBER 31,
                                                JANUARY 31,    JULY 31,     JULY 31,       ----------------------------------
                                                  2002           2001      2000()(a)         1999         1998         1997
                                                -----------    --------    ------------    --------    ----------    --------
Net asset value, beginning of period             $   1.00      $   1.00      $   1.00      $   1.00    $     1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              0.0092        0.0467        0.0300        0.0414        0.0453      0.0456
=============================================================================================================================
Less distributions from net investment
  income                                          (0.0092)      (0.0467)      (0.0300)      (0.0414)      (0.0453)    (0.0456)
=============================================================================================================================
Net asset value, end of period                   $   1.00      $   1.00      $   1.00      $   1.00    $     1.00    $   1.00
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                      0.92%         4.77%         3.03%         4.22%         4.62%       4.66%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $998,726      $937,532      $912,042      $989,478    $1,179,072    $344,117
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets              1.02%(c)      1.06%         1.07%(d)      1.04%         0.99%       1.05%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average
  net assets                                         1.81%(c)      4.61%         5.15%(d)      4.16%         4.53%       4.55%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Total returns are not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,090,895,848.
(d)  Annualized.



                                                                               CLASS B
                                             ---------------------------------------------------------------------------
                                             SIX MONTHS       YEAR      SEVEN MONTHS
                                               ENDED         ENDED        ENDED             YEAR ENDED DECEMBER 31,
                                             JANUARY 31,    JULY 31,     JULY 31,       --------------------------------
                                               2002           2001       2000(a)          1999        1998        1997
                                             -----------    --------    ------------    --------    --------    --------

Net asset value, beginning of period          $   1.00     $   1.00       $   1.00      $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------------------------------
Net investment income                           0.0054       0.0392         0.0256        0.0339      0.0371      0.0378
========================================================================================================================
Less distributions from net investment
  income                                       (0.0054)     (0.0392)       (0.0256)      (0.0339)    (0.0371)    (0.0378)
========================================================================================================================
Net asset value, end of period                $   1.00     $   1.00       $   1.00      $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                   0.54%        3.99%          2.59%         3.45%       3.78%       3.84%
________________________________________________________________________________________________________________________
========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)      $509,469      439,445       $289,327      $404,911    $310,534    $116,058
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets           1.77%(c)     1.81%          1.82%(d)      1.79%       1.81%       1.80%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income to average
  net assets                                      1.06%(c)     3.86%          4.40%(d)      3.41%       3.71%       3.80%
________________________________________________________________________________________________________________________
========================================================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $543,028,215.
(d)  Annualized.

                                                                              CLASS C
                                         ---------------------------------------------------------------------------------
                                                                                                            AUGUST 4, 1997
                                                                                                             (DATE SALES
                                         SIX MONTHS       YEAR      SEVEN MONTHS         YEAR ENDED           COMMENCED)
                                            ENDED        ENDED         ENDED            DECEMBER 31,              TO
                                         JANUARY 31,    JULY 31,      JULY 31,      --------------------     DECEMBER 31,
                                            2002          2001        2000(a)         1999        1998           1997
                                         -----------    --------    ------------    --------    --------    --------------
Net asset value, beginning of period      $   1.00     $   1.00       $   1.00      $   1.00    $   1.00       $   1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.0054       0.0393         0.0256        0.0339      0.0371         0.0158
--------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment
  income                                   (0.0054)     (0.0393)       (0.0256)      (0.0339)    (0.0371)       (0.0158)
==========================================================================================================================
Net asset value, end of period            $   1.00     $   1.00       $   1.00      $   1.00    $   1.00       $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               0.54%        4.00%          2.59%         3.44%       3.78%          3.92%
__________________________________________________________________________________________________________________________
==========================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                $ 92,158     $ 86,884       $ 45,457      $ 56,636    $ 27,391       $  8,287
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets       1.77%(c)     1.81%          1.82%(d)      1.79%       1.81%          1.80%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of net investment income to
  average net assets                          1.06%(c)     3.86%          4.40%(d)      3.41%       3.71%          3.80%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================


(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $103,007,630.
(d)  Annualized.

BOARD OF TRUSTEES          OFFICERS                              OFFICE OF THE FUND

Robert H. Graham           Robert H. Graham                      11 Greenway Plaza
                           Chairman and President                Suite 100
Frank S. Bayley                                                  Houston, TX 77046
                           Carol F. Relihan
Bruce L. Crockett          Senior Vice President and Secretary   INVESTMENT ADVISOR

Albert R. Dowden           Gary T. Crum                          A I M Advisors, Inc.
                           Senior Vice President                 11 Greenway Plaza
Edward K. Dunn Jr.                                               Suite 100
                           Dana R. Sutton                        Houston, TX 77046
Jack M. Fields             Vice President and Treasurer
                                                                 TRANSFER AGENT
Carl Frischling            Melville B. Cox
                           Vice President                        A I M Fund Services, Inc.
Prema Mathai-Davis                                               P.O. Box 4739
                           Karen Dunn Kelley                     Houston, TX 77210-4739
Lewis F. Pennock           Vice President
                                                                 CUSTODIAN
Ruth H. Quigley
                                                                 The Bank of New York
Louis S. Sklar                                                   90 Washington Street, 11th Floor
                                                                 New York, NY 10286

                                                                 COUNSEL TO THE FUND

                                                                 Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

                                  EQUITY FUNDS

         DOMESTIC EQUITY FUNDS                     INTERNATIONAL/GLOBAL EQUITY FUNDS          A I M Management Group Inc. has
                                                                                              provided leadership in the mutual fund
            MORE AGGRESSIVE                                 MORE AGGRESSIVE                   industry since 1976 and manages
                                                                                              approximately $158 billion in assets
AIM Small Cap Opportunities(1)                  AIM Developing Markets                        for more than 9 million shareholders,
AIM Mid Cap Opportunities(1)                    AIM European Small Company                    including individual investors,
AIM Large Cap Opportunities(1)                  AIM Asian Growth                              corporate clients and Financial
AIM Emerging Growth                             AIM International Emerging Growth             institutions.*
AIM Small Cap Growth(2)                         AIM Global Aggressive Growth
AIM Aggressive Growth                           AIM European Development                         The AIM Family of Funds--Registered
AIM Mid Cap Growth                              AIM Euroland Growth                           Trademark-- is distributed nationwide.
AIM Dent Demographic Trends                     AIM International Equity                      AIM is a subsidiary of AMVESCAP PLC,
AIM Constellation                               AIM Global Growth                             one of the world's largest independent
AIM Large Cap Growth                            AIM Worldwide Spectrum                        financial services companies with $398
AIM Weingarten                                  AIM Global Trends                             billion in assets under management.*
AIM Small Cap Equity                            AIM International Value(4)
AIM Capital Development
AIM Charter                                                MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                                      SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                                   MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value                         AIM New Technology
AIM Large Cap Core Equity                       AIM Global Telecommunications and Technology
AIM Basic Value                                 AIM Global Energy(5)
AIM Large Cap Basic Value                       AIM Global Infrastructure
AIM Balanced                                    AIM Global Financial Services
AIM Basic Balanced                              AIM Global Health Care
                                                AIM Global Utilities
           MORE CONSERVATIVE                    AIM Real Estate(6)

                                                           MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS                     TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                                MORE AGGRESSIVE

AIM High Yield II                               AIM High Income Municipal
AIM High Yield                                  AIM Municipal Bond
AIM Strategic Income                            AIM Tax-Free Intermediate
AIM Income                                      AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                                 MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to new investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund.
(5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

* As of 12/31/01                                         [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
A I M DISTRIBUTORS, INC.                                --Registered Trademark--

                                                                       MKT-SAR-1